INCOME TAXES - Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Taxes on non-U.S. earnings	(2.00%)	(0.40%)	(1.40%)
U.S. state income taxes	0.50%	1.40%	1.50%
Reserves for tax contingencies	3.40%	1.10%	2.20%
Employee share-based payments	(0.30%)	(0.90%)	(0.70%)
Restructuring	0.00%	0.70%	(1.40%)
U.S. federal tax credits	(1.60%)	(0.90%)	(0.60%)
U.S. valuation allowance	(0.10%)	(0.20%)	2.00%
All other items—net	(0.10%)	0.30%	(0.10%)
Effective income tax rate	20.80%	22.10%	22.50%
Effective income tax rate reconciliation, tax benefit from foreign legislative change, percent	(3.60%)
Effective income tax rate reconciliation, tax expense, valuation allowance, percent	3.60%